Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions
Schedule of major related parties and relationships

Company Name	Relationship with the Group
HongShan Capital Investment Management (Tianjin) Co., Ltd. (“formerly known as Sequoia Capital Investment Management (Tianjin) Co., Ltd.”)	Affiliate of shareholder of the Group

Wanjia Win-Win	Investee of Gopher Asset Management Co., Ltd. (“Gopher Assets”), a consolidated VIE of the Group

Shanghai Dingnuo Technology Co., Ltd. (“Dingnuo”)	Affiliate of shareholder of the Group[1]

Investee funds of Gopher Assets	Investees of Gopher Assets

Investee funds of Gopher Capital GP Ltd.	Investees of Gopher Capital GP Ltd., a subsidiary of the Group

Shanghai Noah Charity Fund	A charity fund established by the Group

Schedule of related party transactions

	Year Ended December 31
	(Amount in Thousands)
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
One-time commissions
Investee funds of Gopher Assets	63,809	16,365	21,288	2,916
Recurring service fees
Investee funds of Gopher Assets	768,161	712,479	613,172	84,004
HongShan Capital Investment Management (Tianjin) Co., Ltd.	16,791	16,286	5,088	697
Investee funds of Gopher Capital GP Ltd.	377,274	400,371	402,264	55,110
Total recurring service fees	1,162,226	1,129,136	1,020,524	139,811
Performance-based income
Investee funds of Gopher Assets	51,304	10,934	22,960	3,146
Investee funds of Gopher Capital GP Ltd.	74,224	110,331	81,938	11,225
Total performance-based income	125,528	121,265	104,898	14,371
Total	1,351,563	1,266,766	1,146,710	157,098

Schedule of amounts due from related parties

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Investee funds of Gopher Assets	238,033	302,724	41,473
Investee funds of Gopher Capital GP Ltd.	93,498	194,885	26,699
Amounts due from related parties (trade), gross	331,531	497,609	68,172
Less: allowance for credit losses	(9,194)	(7,484)	(1,025)
Total in net amounts	322,337	490,125	67,147

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Investee funds of Gopher Assets	11,075	4,365	598
Investee funds of Gopher Capital GP Ltd.	74,679	5,034	690
Amounts due from related parties (non-trade), gross	85,754	9,399	1,288
Less: allowance for credit losses	(14,200)	—	—
Total in net amounts	71,554	9,399	1,288

Schedule of deferred revenues related to the recurring management fee received in advance from related parties

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Investee funds of Gopher Assets	8,830	873	120
Investee funds of Gopher Capital GP Ltd.	4,728	2,824	387
Total	13,558	3,697	507